Employee benefit plans and compensation plans (Tables)	12 Months Ended
Dec. 31, 2017
Employee benefit plans and compensation plans
Schedule of breakdown of plan assets

	2017	2016
International equities	18.1%	19.5%
Swedish equities	9.8%	8.6%
Swedish nominal bonds	32.7%	32.8%
Real estate	11.3%	10.7%
Private equity	9.7%	9.7%
Other	18.4%	18.7%

Schedule of reconciliation of beginning and ending funded status and net amounts recognized

	2017	2016
	(Millions)
Change in benefit obligation
Projected benefit obligation, beginning of year	$14.9	$15.0
Service cost	0.8	0.9
Interest cost	0.3	0.4
Actuarial (gains) losses	0.4	(0.8)
Benefit payments	(0.5)	(0.6)
Tax payments	(0.2)	(0.2)
Currency revaluation effect	1.7	0.2
Projected benefit obligation, end of year	17.4	14.9
Change in plan assets
Fair value of plan assets, beginning of year	11.6	11.6
Employer contributions	0.9	1.0
Benefit payments	(0.3)	(0.2)
Interest income	2.5	0.5
Currency revaluation effect	1.4	(1.3)
Fair value of plan assets, end of year	16.1	11.6
Funded status at end of year(1)	$(1.3)	$(3.3)
(1)	At December 31, 2017 both plans had a negative funding status. At December 31, 2016, the Swedish plan had a funding status of $0.9 and the German plan had a funding status of $(4.2).

Schedule of components of net periodic pension expense

	2017	2016	2015
	(Millions)
Service cost	$(0.8)	$(0.9)	$1.0
Interest cost	2.2	—	(0.1)
Actuarial gain/(loss)	(0.3)	(0.9)	(1.1)
Net periodic pension expense	$1.1	$(1.8)	$(0.2)

Schedule of projected benefit payments required for defined pension benefit plans

December 31, 2017
(Millions)
2018	$0.4
2019	0.4
2020	0.4
2021	0.4
2022	0.5
2023 - 2027	2.8
Total benefit payments required	$4.9

Sweden
Employee benefit plans and compensation plans
Schedule of assumptions used to determine benefit obligations

	2017	2016
Discount rate	2.5%	2.5%
Increase in compensation levels rate	3.2%	3.0%
Turnover rate	3.0%	3.0%

Germany
Employee benefit plans and compensation plans
Schedule of assumptions used to determine benefit obligations

	2017	2016
Discount rate	1.7%	1.6%
Increase in compensation levels rate	2.0%	2.0%